Accounts Receivable (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Product Information [Line Items]
Accounts receivables	$ 30,929,095	$ 18,446,176
Bad debt expense	0	0
Accounts receivable, sale		4,134,637
Top Five Customers [Member]
Product Information [Line Items]
Accounts receivables	$ 23,958,875	$ 9,253,060
Top Five Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	77.50%	50.20%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	25.00%	22.40%